Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Provision for Income Taxes
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
Income Tax Expense (Benefit)			2020	2019
Current - U.S. Federal	$(86)	$—	$10	$(8)
Deferred - U.S. Federal	137	30	56	52
Total income tax expense	$51	$30	$66	$44

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$110	$79
VOBA and reserves	716	567
Net operating loss carryover	25	102
Employee benefits	7	7
Foreign tax credit carryover	16	18
Net unrealized loss on investments	4	—
Deferred reinsurance gain	187	198
Other	—	12
Total deferred tax assets	1,065	983
Deferred Tax Liabilities
Investment related items	(449)	(145)
Net unrealized gains on investments	—	(360)
Other	(13)	—
Total deferred tax liabilities	(462)	(505)
Net deferred tax asset	$603	$478

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows.

Income Tax Rate Reconciliation
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Tax provision at U.S. Federal statutory rate	$70	$45	$98	$86
Dividends received deduction ("DRD")	(16)	(14)	(28)	(34)
Foreign related investments	(2)	(1)	(4)	(7)
Other	(1)	—	—	(1)
Provision for income taxes	$51	$30	$66	$44